UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2020

Date of reporting period: October 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
OCTOBER 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 91.6%

	Shares	Value
BRAZIL — 2.4%

Rumo *	3,351,278	$19,100,548

Vale ADR, Cl B *	2,559,941	30,053,708

		49,154,256

CHINA — 22.8%

China Construction Bank, Cl H	36,714,808	29,558,472

China International Travel Service, Cl A	1,434,360	18,420,335

China Resources Beer Holdings	4,648,243	23,930,057

China Resources Gas Group	2,463,212	14,865,321

China Tower, Cl H	240,497,231	53,084,478

Guangdong Investment	27,903,297	60,522,353

Jiangsu Hengrui Medicine, Cl A	1,756,180	22,685,510

Kweichow Moutai, Cl A	395,361	66,213,309

Meituan Dianping, Cl B *	101,711	1,215,310

Ping An Insurance Group of China, Cl H	4,882,546	56,533,300

Shanghai International Airport, Cl A	2,516,389	27,272,744

Tencent Holdings	920,088	37,659,547

Wuliangye Yibin, Cl A	2,527,330	47,447,160

		459,407,896

HONG KONG — 8.0%

AIA Group	8,747,001	87,551,479

Link REIT	4,766,521	51,966,676

MTR	3,783,462	21,722,673

		161,240,828

INDIA — 24.2%

Bajaj Finance	404,684	22,979,188

HDFC Bank	3,300,561	93,797,229

Housing Development Finance	3,575,772	107,476,705

Infosys	9,275,988	89,340,590

Kotak Mahindra Bank	1,655,183	36,742,303

Reliance Industries	3,395,677	70,104,994

Tata Consultancy Services	1,629,427	52,140,056

United Breweries	828,301	14,902,791

		487,483,856

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
OCTOBER 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDONESIA — 7.1%

Bank Central Asia	42,837,762	$95,978,315

Bank Rakyat Indonesia Persero	154,495,309	46,336,486

		142,314,801

MALAYSIA — 0.6%

IHH Healthcare	9,234,095	12,596,468

MEXICO — 1.0%

Wal-Mart de Mexico	7,054,286	21,212,163

NETHERLANDS — 2.7%

ASML Holding	26,314	6,898,933

Heineken	283,128	28,889,581

Unilever	332,490	19,641,370

		55,429,884

RUSSIA — 7.5%

LUKOIL PJSC	424,692	39,237,010

MMC Norilsk Nickel PJSC ADR	920,159	25,520,610

Polyus PJSC GDR	530,228	31,107,775

Sberbank of Russia PJSC	11,563,714	42,393,441

Yandex, Cl A *	408,628	13,644,089

		151,902,925

SINGAPORE — 3.8%

Ascendas Real Estate Investment Trust	11,663,181	27,166,526

Singapore Exchange	4,428,822	29,092,670

Singapore Technologies Engineering	6,765,672	19,835,432

		76,094,628

SOUTH KOREA — 1.2%

Macquarie Korea Infrastructure Fund	2,326,933	23,700,336

TAIWAN — 0.6%

Chailease Holding	2,849,480	12,871,126

THAILAND — 5.4%

Bangkok Dusit Medical Services, Cl F	35,586,999	28,285,742

CP ALL	10,989,865	28,389,120

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
OCTOBER 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

THAILAND (continued)

Electricity Generating	2,749,211	$31,593,847

Thai Beverage	31,445,088	21,141,302

		109,410,011

UNITED KINGDOM — 2.2%

Coca-Cola HBC *	794,846	24,170,395

Prudential	1,104,750	19,277,373

		43,447,768

UNITED STATES — 2.1%

Consumer Staples — 1.5%

Coca-Cola	539,604	29,370,646

Information Technology — 0.6%

EPAM Systems *	67,141	11,814,130

Total Common Stock
(Cost $1,647,763,959)		1,847,451,722

PREFERRED STOCK — 2.8%

	Shares	Value

BRAZIL — 2.8%

Banco Bradesco, 6.260% *
(Cost $59,079,251)	6,459,019	56,748,106

PARTICIPATION NOTE — 0.5%

	Shares	Value

CHINA — 0.5%

Wuliangye Yibin, Expires 3/31/2020 *	561,664	10,433,863

Total Participation Note (Cost $6,537,863)		10,433,863

Total Investments— 94.9% (Cost $1,713,381,073)		$1,914,633,691

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
OCTOBER 31, 2019 (Unaudited)

Percentages are based on Net Assets of $2,016,706,222.

*	Non-income producing security.

ADR	—	American Depositary Receipt
Cl	—	Class
GDR	—	Global Depositary Receipt
PJSC	—	Public Joint-Stock Company
REIT	—	Real Estate Investment Trust

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,847,451,722	$ —	$—	$1,847,451,722
Preferred Stock	56,748,106	—	—	56,748,106
Participation Notes
China	—	10,433,863	—	10,433,863

Total Investments in Securities	$ 1,904,199,828	$ 10,433,863	$—	$1,914,633,691

For the period ended October 31, 2019, there were no transfers in or out of level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
OCTOBER 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.6%

	Shares	Value
SWITZERLAND — 2.8%

Nestle ADR	12,038	$1,289,992

UNITED KINGDOM — 1.6%

AstraZeneca ADR	15,402	755,160

UNITED STATES — 94.2%

Communication Services — 7.2%

Alphabet, Cl C *	1,865	2,350,105

Facebook, Cl A *	5,071	971,857

		3,321,962

Consumer Discretionary — 2.1%

Target	9,230	986,779

Consumer Staples — 13.0%

Altria Group	29,358	1,314,945

Coca-Cola	16,764	912,465

Philip Morris International	29,060	2,366,646

Procter & Gamble	11,435	1,423,772

		6,017,828

Financials — 20.5%

Bank of America	58,013	1,814,066

Berkshire Hathaway, Cl B *	3,676	781,444

Blackstone Group, Cl A	35,814	1,903,872

Citigroup	24,533	1,762,941

Intercontinental Exchange	20,673	1,949,878

Wells Fargo	24,820	1,281,457

		9,493,658

Health Care — 19.5%

Abbott Laboratories	22,271	1,862,078

Intuitive Surgical *	1,535	848,778

Merck	8,338	722,571

Stryker	4,298	929,529

Teleflex	2,802	973,443

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
OCTOBER 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Health Care — (continued)

UnitedHealth Group	10,814	$2,732,698

Vertex Pharmaceuticals *	5,089	994,798

		9,063,895

Industrials — 3.9%

Lockheed Martin	4,840	1,823,131

Information Technology — 26.0%

Adobe *	6,818	1,894,927

Advanced Micro Devices *	15,520	526,594

Automatic Data Processing	11,369	1,844,393

Mastercard, Cl A	9,550	2,643,535

Microsoft	20,025	2,870,984

Visa, Cl A	12,635	2,259,896

		12,040,329

Utilities — 2.0%

NextEra Energy	3,892	927,619

Total Common Stock (Cost $41,421,893)		45,720,353

Total Investments— 98.6% (Cost $41,421,893)		$45,720,353

Percentages are based on Net Assets of $46,374,860.

*	Non-income producing security.

ADR	—	American Depositary Receipt
Cl	—	Class

As of October 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of October 31, 2019, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
OCTOBER 31, 2019 (Unaudited)

GQG-QH-002-0300

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
OCTOBER 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.2%

	Shares	Value

CANADA — 0.6%

Fortis	6,822	$284,019

FRANCE — 6.6%

Air Liquide	8,654	1,149,889

L’Oreal	2,940	858,705

Safran	5,720	905,217

		2,913,811

GERMANY — 2.5%

Deutsche Boerse	6,590	1,021,577

SAP ADR	682	90,420

		1,111,997

INDIA — 4.2%

HDFC Bank ADR	30,624	1,870,820

INDONESIA — 1.1%

Bank Central Asia	213,713	478,826

ITALY — 1.1%

Enel	60,899	471,516

JAPAN — 1.4%

Tokio Marine Holdings	11,409	619,287

NETHERLANDS — 0.6%

Heineken	2,873	293,153

SPAIN — 1.4%

Iberdrola	61,496	631,741

SWITZERLAND — 6.5%

Nestle	14,195	1,515,092

Novartis	15,664	1,366,622

		2,881,714

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
OCTOBER 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — 6.0%

AstraZeneca ADR	30,060	$1,473,842

Diageo	19,118	782,853

Prudential	22,882	399,280

		2,655,975

UNITED STATES — 62.2%

Communication Services — 5.8%

Alphabet, Cl C *	1,711	2,156,048

Facebook, Cl A *	2,287	438,304

		2,594,352

Consumer Discretionary — 0.9%

Target	3,827	409,145

Consumer Staples — 8.2%

Coca-Cola	13,397	729,199

Philip Morris International	17,273	1,406,713

Procter & Gamble	11,899	1,481,544

		3,617,456

Financials — 13.9%

Bank of America	46,608	1,457,432

Berkshire Hathaway, Cl B *	3,410	724,898

Blackstone Group, Cl A	19,297	1,025,828

Citigroup	17,178	1,234,411

Intercontinental Exchange	12,146	1,145,611

Wells Fargo	11,698	603,968

		6,192,148

Health Care — 11.6%

Abbott Laboratories	18,573	1,552,889

Intuitive Surgical *	625	345,594

Merck	8,326	721,531

Stryker	3,172	686,008

UnitedHealth Group	7,314	1,848,248

		5,154,270

Industrials — 2.4%

Lockheed Martin	2,832	1,066,758

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
OCTOBER 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — (continued)

Information Technology — 17.9%

Accenture, Cl A	2,531	$469,298

Adobe *	4,756	1,321,835

Automatic Data Processing	5,706	925,684

Mastercard, Cl A	5,681	1,572,558

Microsoft	16,835	2,413,634

Visa, Cl A	7,005	1,252,914

		7,955,923

Utilities — 1.5%

NextEra Energy	2,709	645,663

Total Common Stock (Cost $39,944,371)		41,848,574

Total Investments— 94.2% (Cost $39,944,371)		$41,848,574

    Percentages are based on Net Assets of $44,422,269.

*	Non-income producing security.

ADR	— American Depositary Receipt
Cl	— Class

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
OCTOBER 31, 2019 (Unaudited)

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-003-0200

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 27, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: December 27, 2019